LEASES - Schedule of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets
Right of use asset, beginning balance	$ 1,460	$ 1,818
Additions	4,135	75
Amortization of right-of-use assets	(847)	(436)
Lease termination	(36)	(41)
Translation differences	(80)	44
Right of use asset, ending balance	4,632	1,460	$ 1,818
Lease Liabilities
Lease liability, beginning balance	1,723	2,072
Additions	4,077	75
Interest expense	249	165	182
Payments	(937)	(567)
Lease termination	(38)	(40)
Translation differences	(42)	18
Lease liability, ending balance	$ 5,032	$ 1,723	$ 2,072